MINERAL PROPERTIES (Details) (USD $)	Aug. 31, 2014
September 2, 2013 - 2014 [Member]
Per Acre Amount	$ 50
Total Lease Amount	44,718
September 2, 2015 - 2019 [Member]
Per Acre Amount	75
Total Lease Amount	67,077
September 2, 2020 - 2024 [Member]
Per Acre Amount	150
Total Lease Amount	134,155
September 2, 2025 - 2029 [Member]
Per Acre Amount	200
Total Lease Amount	178,873
November 1, 2013 - 2014 [Member]
Per Acre Amount	50
Total Lease Amount	4,500
November 1, 2015 - 2019 [Member]
Per Acre Amount	75
Total Lease Amount	6,750
November 1, 2020 - 2024 [Member]
Per Acre Amount	150
Total Lease Amount	13,500
November 1, 2025 - 2029 [Member]
Per Acre Amount	200
Total Lease Amount	$ 18,000